Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 121,571
2027	105,962
2028	89,572
2029	67,180
Total future minimum lease payments	384,285
Less: imputed interest	(51,099)
Total operating lease liabilities	$ 333,186	$ 375,729